Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share capital and reserves
Schedule of weighted average number of shares outstanding

	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Basic weighted average shares outstanding	2,878,514	1,981,734	1,479,914
Effect of outstanding securities	—	—	—
Diluted weighted average shares outstanding	2,878,514	1,981,734	1,479,914

Summary of changes in warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2021	569,655	$33.10
Granted – October 7, 2022	555,555	10.98
Balance, December 31, 2023 and 2022	1,125,210	$22.31
Granted – February 9, 2024	824,767	3.13	(1)
Granted – February 23, 2024	74,950	3.13	(1)
Granted – October 18, 2024	810,810	2.18
Exercised	(5,000)	3.13	(1)
Balance, December 31, 2024	2,830,737	$3.60

(1) Exercise price of CAD $4.50.

Schedule of information on warrants outstanding

The following table summarizes information on warrants outstanding at December 31, 2024:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
$5.00	198,333	February 9, 2026	1.11 years
$5.00	270,211	October 15, 2026	1.79 years
$5.00	101,111	October 15, 2026	1.79 years
$5.00	555,555	October 7, 2027	2.77 years
CAD $4.50	819,767	February 9, 2026	1.11 years
CAD $4.50	74,950	February 23, 2026	1.15 years
$2.18	810,810	October 18, 2029	4.80 years
Total	2,830,737		2.58 years

Schedule of the changes in pre-funded warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2021	—	—
Granted – October 7, 2022	400,000	$0.0009
Exercised	(71,223)	$0.0009
Balance, December 31, 2022	328,777	$0.0009
Exercised	(328,777)	$0.0009
Balance, December 31, 2023	—	—
Granted – October 18, 2024	490,810	$0.00001
Exercised	(257,810)	$0.00001
Balance, December 31, 2024	233,000	$0.00001

Schedule of changes in finders' warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2024, 2023 and 2022	50,298	$23.57

Schedule of information on finders' warrants outstanding

The following table summarizes information on finders’ and underwriters warrants outstanding at December 31, 2024:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
CAD$42.30	6,377	February 9, 2026	1.11 years
$42.93	16,144	October 15, 2026	1.79 years
$10.98	27,777	October 7, 2027	2.77 years
Total	50,298		2.24 years

Schedule of fair value of stock options granted was estimated on the date of grant using the Black-Scholes mode

	2024	2023	2022
Dividend yield	Nil	Nil	Nil
Annualized volatility	100%	100%	100%
Share price	CAD $3.82	CAD $2.90	CAD $15.50
Risk-free interest rate	3.47%	3.25%	2.81%
Expected life	5 years	5 years	5 years

Schedule of the changes in stock options for the years

		Weighted
	Number of	Average
	Options	Exercise price (CAD)
Balance, December 31, 2021	67,332	$27.89
Granted – January 12, 2022	14,162	22.86
Granted – June 6, 2022	43,866	14.40
Granted – November 25, 2022	7,776	12.42
Expired	(4,896)	28.67
Balance, December 31, 2022	128,240	$21.75
Granted – December 31, 2023	8,000	2.90
Expired	(32,318)	33.65
Balance, December 31, 2023	103,922	$16.60
Granted – March 4, 2024	39,483	4.50
Granted – April 8, 2024	8,000	5.00
Granted – December 18, 2024	13,000	1.75
Expired	(16,642)	22.22
Balance, December 31, 2024	147,763	$10.80
Vested and exercisable, December 31, 2024	109,807	$12.98

Schedule of information on stock options outstanding and contractual remaining life

The following table summarizes information on stock options outstanding at December 31, 2024:

	Number	Number		Remaining
Exercise Price (CAD)	Outstanding	Exercisable	Expiry Date	Contractual Life
$14.76	14,669	14,669	June 23, 2025	0.48 years
$16.92	2,366	2,366	May 12, 2026	1.36 years
$21.69	4,732	4,732	July 14, 2026	1.53 years
$22.86	7,262	7,262	December 21, 2026	1.97 years
$22.86	9,163	8,908	January 12, 2027	2.03 years
$14.40	37,200	35,444	June 6, 2027	2.43 years
$12.42	5,554	3,856	November 25, 2027	2.90 years
$2.90	8,000	8,000	December 31, 2028	4.00 years
$4.50	37,817	16,570	March 4, 2029	4.18 years
$5.00	8,000	8,000	April 8, 2029	4.27 years
$1.75	13,000	—	December 18, 2029	4.97 years
	147,763	109,807

Schedule of significant unobservable inputs used in fair value measurement of liabilities

2024
Dividend yield	Nil
Annualized volatility	130-135%
Share price	CAD $3.03 – CAD$3.40
Risk-free interest rate	4.28% – 4.33%
Expected life	2 years

Schedule of the derivative warrant liabilities

Balance at December 31, 2022	$3,854,403
Reclassified from reserves	318,000
Fair value adjustment	(3,641,403)
Balance at December 31, 2023	$531,000
Warrants issued February 9, 2024	1,102,000
Warrants issued February 23, 2024	103,000
Warrants exercised	(5,244)
Reclassified to reserves	(123,651)
Fair value adjustment	(1,035,105)
Balance at December 31, 2024	$572,000

Schedule of significant on assumptions used in determining the fair value of the derivative warrant liabilities

	December 31,	December 31,	December 31,
	2024	2023	2022
Share price	$1.13	$2.31	$7.29
Risk-free interest rate	2.92%	3.25%-3.91%	3.55%
Dividend yield	0%	0%	0%
Expected volatility	94%-134%	100%	100%
Remaining term (in years)	1.1-2.8	2.1-3.8	3.8-4.8